    American Fidelity Assurance Company and American Fidelity Separate Account A (File no. 811-01764) hereby incorporate by reference the semi-annual report for the underlying fund named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:	American Fidelity Dual Strategy Fund, Inc.®
File #:	811-08873
CIK #	0001061130
Accession #:	0001061128-11-000050
Date of Filing:	08/24/11

    This semi-annual report is for the period ended June 30, 2011 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

    Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.